SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Period End	0.93	0.92
Average for Period	0.93	0.92
Beginning of Period	0.91	0.93
Low	0.91	0.90
High	0.94	0.95